Margin Loan Payable (Tables)	12 Months Ended
Apr. 30, 2022
Margin Loan Payable [Abstract]
Schedule of Movement of the Margin Loan
The following outlines the movement of the margin loan during the year ended at April 30, 2022:

	US$000	$
Draw-down	10,175	12,710
Less: transaction costs	(239)	(295)
Interest expense	573	721
Interest and fees paid	(462)	(582)
Unrealized foreign exchange loss	—	354
Balance, as at April 30, 2022	10,047	12,908